Goldman Sachs Enhanced Income Fund
Goldman Sachs Enhanced Income Fund—Summary
Investment Objective
The Goldman Sachs Enhanced Income Fund (the “Fund”) seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Goldman Sachs Enhanced Income Fund	Class A	Institutional	Administration	Class IR	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Goldman Sachs Enhanced Income Fund		Class A	Institutional	Administration	Class IR	Class R6
Management Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	none	none	none
Other Expenses		0.21%	0.11%	0.36%	0.21%	0.12%
Administration Fees		none	none	0.25%	none	none
All Other Expenses		0.21%	0.11%	0.11%	0.21%	0.12%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.72%	0.37%	0.62%	0.47%	0.38%
Fee Waiver and Expense Limitation	[1]	(0.03%)	(0.02%)	(0.02%)	(0.03%)	(0.05%)
Total Annual Fund Operating Expenses	[2]	0.69%	0.35%	0.60%	0.44%	0.33%
[1]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Administration, Class IR and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Administration, Class IR and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Goldman Sachs Enhanced Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	220	374	542	1,029
Institutional Shares	36	117	206	466
Administration Shares	62	197	344	773
Class IR Shares	45	148	261	589
Class R6 Shares	34	117	209	476

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2016 was 60% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, primarily in a portfolio of U.S. dollar-denominated fixed income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities. Except for asset-backed securities and Treasury Securities deliverable into futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. The Fund may invest across a broad range of high-grade fixed income sectors with an emphasis on the preservation of capital and liquidity. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high grade fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities.

The Fund’s investments must be rated at least BBB by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable credit quality. The fund’s target duration range under normal interest rate conditions is expected to be approximately 9 months plus or minus 1 year, and over the past five years ended June 30, 2016, the duration of the Goldman Sachs Enhanced Income Fund Composite Index has ranged between 0.70 to 0.75 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Goldman Sachs Enhanced Income Fund Composite Index, which is comprised of the Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (50%) and the Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (50%).

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with a large number of countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Asset-Backed Securities Risk.  Asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities (e.g., failures of private insurers to meet their obligations and unexpectedly high rates of default on the assets backing the securities), as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Derivatives Risk.  Loss may result from the Fund’s investments in options, futures, swaps, options on swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In December 2015, the Securities and Exchange Commission (“SEC”) proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments and adversely affect such Fund’s performance and ability to pursue its investment objectives.

Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States and other governments, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Administration, Class IR and Class R6 Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (50%) and the Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (50%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2016 was 0.74%. Best Quarter Q2 ‘09 +1.92% Worst Quarter Q3 ‘08 –0.68%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2015
Average Annual Total Returns - Goldman Sachs Enhanced Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(1.66%)	(0.26%)	1.31%	1.94%	Aug. 02, 2000
Class A Shares | Returns After Taxes on Distributions		(1.80%)	(0.46%)	0.68%	1.05%	Aug. 02, 2000
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(0.94%)	(0.27%)	0.79%	1.16%	Aug. 02, 2000
Class A Shares | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)		0.22%	0.19%	1.57%	2.04%	Aug. 02, 2000
Class A Shares | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.15%	0.28%	1.78%	2.28%	Aug. 02, 2000
Class A Shares | Goldman Sachs Enhanced Income Fund Composite Index		0.19%	0.24%	1.67%	2.20%	Aug. 02, 2000
Institutional Shares		0.14%	0.39%	1.82%	2.41%	Aug. 02, 2000
Institutional Shares | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)		0.22%	0.19%	1.57%	2.04%	Aug. 02, 2000
Institutional Shares | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.15%	0.28%	1.78%	2.28%	Aug. 02, 2000
Institutional Shares | Goldman Sachs Enhanced Income Fund Composite Index		0.19%	0.24%	1.67%	2.20%	Aug. 02, 2000
Administration Shares		(0.11%)	0.14%	1.59%	2.17%	Aug. 02, 2000
Administration Shares | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)		0.22%	0.19%	1.57%	2.04%	Aug. 02, 2000
Administration Shares | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.15%	0.28%	1.78%	2.28%	Aug. 02, 2000
Administration Shares | Goldman Sachs Enhanced Income Fund Composite Index		0.19%	0.24%	1.67%	2.20%	Aug. 02, 2000
Class IR Shares		0.15%	0.32%		0.34%	Jul. 30, 2010
Class IR Shares | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)		0.22%	0.19%		0.20%	Jul. 30, 2010
Class IR Shares | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.15%	0.28%		0.30%	Jul. 30, 2010
Class IR Shares | Goldman Sachs Enhanced Income Fund Composite Index		0.19%	0.24%		0.25%	Jul. 30, 2010
Class R6 Shares	[1]	0.14%	0.39%	1.82%	2.41%	Jul. 31, 2015
Class R6 Shares | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	[1]	0.22%	0.19%	1.57%	2.04%	Jul. 31, 2015
Class R6 Shares | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	[1]	0.15%	0.28%	1.78%	2.28%	Jul. 31, 2015
Class R6 Shares | Goldman Sachs Enhanced Income Fund Composite Index	[1]	0.19%	0.24%	1.67%	2.20%	Jul. 31, 2015
[1]	Class R6 Shares commenced operations on July 31, 2015. Performance of the Class R6 Shares is that of the Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Administration and Class IR Shares, and returns for Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.